INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY NET

Inventory consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Finished goods	6,316	3,665
Raw materials	15,803	15,720
Work-in-process	6,963	7,517
Inventory, subtotal	29,082	26,902
Less: inventory impairment provision	(12,363)	(12,117)
Inventory, net	16,719	14,785